Note 5 - Reinsurance	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Reinsurance [Text Block]
Note
5.
     Reinsurance

A summary of significant reinsurance amounts affecting the accompanying consolidated financial statements as of
December 31, 2016
and
2015
and for the years ended
December 31, 2016
and
2015
is listed in the followi
ng table.

	December 31, 2016	December 31, 2015
Balance Sheet
Benefits and claim reserves ceded	$28,830	$19,622
Amounts due from ceding company	2,560	1,822

	Years Ended
Statements of Comprehensive Loss	December 31, 2016	December 31, 2015

Ceded premium	$144,023	$53,768
Assumed premium	3,500,758	2,453,957
Allowances on ceded premium	10,644	10,851
Allowances paid on assumed premium	384,558	326,774
Assumed benefits	3,056,547	2,101,752

The company currently reinsurers business in
excess of its retention with General Re Life Corporation, Reliance Standard Life Insurance Company, Unified Life Insurance Company and Optimum Re Insurance Company. The Company also currently assumes business under agreements with Unified Life Insurance Company and Dakota Capital Life Insurance Company.